INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
16.	INCOME TAXES

British Virgin Islands

Dehaier is a tax-exempt company incorporated in the British Virgin Islands. BDL and BTL were incorporated in the PRC and are governed by the PRC laws.

PRC

PRC enterprise income tax is calculated based on the Enterprise Income Tax Law (the “EIT Law”). Under the EIT Law, a unified enterprise income tax rate of 25% and unified tax deduction standards will be applied equally to both domestic-invested enterprises and foreign-invested enterprises.

Under the current PRC laws, PRC government grants a preferential income tax rate of 15% to government-certified high technology companies, and under the new standard the period of validity for the certification of high technology companies is three years. In 2009 and 2012 BDL updated its certification for “high technology” company. In 2012 and 2015 BDL updated its certification for “high technology” company again. Therefore, BDL used a 15% income tax rate to calculate the income tax expense for the years ended December 31, 2013, 2012 and 2011.

The tax rate for BTL is 25% in 2013, 2012 and 2011.

A reconciliation of income tax expense and the amount computed by applying the statutory income tax rate to the income before income tax provision is as follows:

	Year Ended December 31
	2013	2012	2011
	US$	US$	US$
Tax computed at statutory rate	515,658	852,640	774,327
Decrease in income taxes resulting from temporary differences		-	(118,030)
Others	9,319	10,155	-
	524,977	862,795	656,297

Provision (Benefit) for income taxes consists of:

	Year Ended December 31
	2013	2012	2011
	US$	US$	US$
Current provision	524,977	862,795	774,327
Deferred provision (benefit)	(2,698)	-	(118,030)
Total provision for income taxes	522,279	862,795	656,297

United States

Breathcare is a limited liability company and, such as, is not subject to federal income tax, instead any income would be taxable to Breathcare’s sole owner. Moreover, as of December 31, 2013, 2012 and 2011, Breathcare was inactive and generated no revenue.